GOING CONCERN (Details Textual)	3 Months Ended	6 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)
Operating Income (Loss)	$ (12,973)	$ (14,535)
Working Capital Deficit	13,153	13,153
Retained Earnings (Accumulated Deficit)	$ (14,715)	$ (14,715)